CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2013
Stockholders Equity Reverse Stock Split Conversion Ratio	1-for-10